ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Schedule of Accounts Payable and Accrued Liabilities (USD $)	Mar. 31, 2014	Dec. 31, 2013
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Payroll taxes	$ 192,564	$ 182,618
Research consulting fees	214,000	204,000
Rent - Related party	3,800	5,000
Legal and professional fees	78,662	60,432
Accounts payable and accrued expenses	$ 489,026	$ 452,050